Earnings (Loss) Per Share	6 Months Ended
Sep. 30, 2025
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

Note 15 – EARNINGS (LOSS) PER SHARE (“EPS” or “LPS”)

Basic EPS or LPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period. Diluted EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. The following table details the outstanding shares for basic and diluted net earnings per share:

	For the Six Months Ended
	September 30,
	2025	2024

Numerator:
Net loss attributable to Akso Health Group’s shareholders	$(1,275,701)	$(586,632)

Denominator:
Weighted average number of ordinary shares outstanding-basic	1,767,296,875	699,050,796
Weighted average number of dilutive potential ordinary shares from share options	—	—
Weighted average number of ordinary shares outstanding-diluted	1,767,296,875	699,050,796
Basic loss per ordinary share	$(0.001)	$(0.001)
Diluted loss earnings per ordinary share	$(0.001)	$(0.001)